Annual Total Returns - FidelityValueDiscoveryFund-RetailPRO - FidelityValueDiscoveryFund-RetailPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	14.78%
Annual Return 2015	(3.02%)
Annual Return 2016	13.24%
Annual Return 2017	14.17%
Annual Return 2018	(9.31%)
Annual Return 2019	24.09%
Annual Return 2020	7.78%
Annual Return 2021	24.83%
Annual Return 2022	(3.78%)
Annual Return 2023	5.30%